RELATED PARTIES (Schedule of aggregate amounts paid to Executive Offices) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Izzy Sheratzky [Member]
Payment to related party for services	$ 2,734	$ 2,155	$ 3,380
Eyal Sheratzky [Member]
Payment to related party for services	2,188	1,727	2,679
Nir Sheratzky [Member]
Payment to related party for services	2,137	1,727	2,679
Gil Sheratzky [Member]
Payment to related party for services	$ 1,238	$ 1,227	$ 1,841